Eaton Vance
Floating-Rate & High Income Fund
January 31, 2023 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2023, the Fund owned 15.3% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 20.7% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2023 is set forth below.

Eaton Vance
Floating-Rate & High Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio
(identified cost, $1,240,931,770)	$1,123,484,725	84.2%
High Income Opportunities Portfolio
(identified cost, $262,246,323)	220,738,015	16.5
Total Investments in Affiliated Portfolios (identified cost $1,503,178,093)	$1,344,222,740	100.7%
Total Investments (identified cost, $1,503,178,093)	$1,344,222,740	100.7%
Other Assets, Less Liabilities	$ (9,206,049)	(0.7)%
Net Assets	$1,335,016,691	100.0%
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2023 and October 31, 2022, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.9%
Security	Principal Amount (000's omitted)	Value
AGL CLO 17, Ltd., Series 2022-17A, Class E, 11.004%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$ 868,856
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 7.908%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,407,757
Series 2018-1A, Class E, 10.808%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,611,746
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 11.702%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,439,920
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 10.772%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,890,472
Apidos CLO XX, Series 2015-20A, Class DR, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,083,609
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,570,514
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 7.815%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,359,410
Series 2018-49A, Class E, 10.515%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,041,220
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 7.506%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,620,900
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,382,972
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 7.408%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,243,830
Series 2018-1A, Class C, 7.392%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,178,595
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 7.515%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,556,315
Series 2018-1A, Class E, 10.165%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,485,134
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 11.758%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,558,639
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 8.608%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,273,844
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 7.738%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,649,140
Series 2018-5BA, Class D, 10.758%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,126,760
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.408%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	$5,401	$ 4,483,635
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 7.408%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,349,778
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 11.492%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	2,077,092
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,632,642
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 11.569%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	908,080
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 11.642%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,773,992
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 7.702%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,381,962
Series 2018-1A, Class D, 10.452%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	3,871,994
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.648%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	910,013
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.938%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,812,650
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.358%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,714,508
BlueMountain CLO XXXIII, Ltd., Series 2021-33A, Class E, 11.505%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,308,625
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,894,968
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 7.706%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,371,623
Series 2016-3A, Class ER, 10.556%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,257,767
Series 2018-1A, Class D, 7.852%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,231,705
Series 2018-1A, Class E, 10.752%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,659,150
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	3,925,677
Series 2016-1A, Class ER, 10.542%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,346,464

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2016-2A, Class ER, 10.792%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	$4,500	$ 3,745,408
Series 2017-1A, Class E, 11.042%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	2,802,296
Series 2018-1A, Class D, 7.692%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,755,962
Series 2018-1A, Class E, 10.542%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,293,954
Series 2019-2A, Class ER, 11.542%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,356,153
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 7.602%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,656,865
Series C17A, Class DR, 10.802%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,015,498
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 8.292%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,315,083
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,282,347
Series 2014-3RA, Class C, 7.765%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	904,764
Series 2014-3RA, Class D, 10.215%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,780,103
Series 2014-4RA, Class C, 7.692%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,802,472
Series 2014-4RA, Class D, 10.442%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,921,499
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.258%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,521,404
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.408%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	912,306
CIFC Funding, Ltd., Series 2022-4A, Class D, 8.208%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,658,048
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 7.642%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,351,578
Series 2018-55A, Class E, 10.192%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,718,358
Series 2022-112A, Class E, 10.514%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,912,868
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.43%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,617,620
Series 2015-41A, Class ER, 10.13%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,045,890
Series 2016-42A, Class DR, 7.722%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,256,505
Series 2016-42A, Class ER, 10.342%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,989,399
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 10.989%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,790,266
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 11.808%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,250	$ 2,108,455
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 11.437%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,252,020
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 7.918%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,364,910
Series 2018-25A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,155,561
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 10.808%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,227,100
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.108%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,701,360
Series 2018-37A, Class E, 10.558%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,576,098
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 11.508%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,123,461
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 11.628%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,253,415
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 11.742%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,829,990
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.208%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	921,845
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 7.915%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,769,434
Series 2018-2A, Class E, 10.565%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,459,565
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 11.395%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,340,168
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 10.918%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,406,673
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 11.708%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,272,683
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 8.879%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,859,584
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 7.892%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,394,610
Series 2016-22A, Class ER, 10.852%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,727,573

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 10.408%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$ 1,789,589
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 7.658%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,368,402
Series 2018-30A, Class ER, 11.008%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	931,240
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 11.16%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	2,833,539
OCP CLO, Ltd.:
Series 2022-24A, Class D, 8.439%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	469,403
Series 2022-24A, Class E, 12.059%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	941,822
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,686,251
Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,845,306
Series 2018-1A, Class C, 7.295%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,829,585
Series 2018-1A, Class D, 9.945%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,831,218
Series 2018-2A, Class D, 10.43%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,872,316
Series 2021-2A, Class E, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	921,093
Series 2022-1A, Class E, 10.989%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,826,818
Series 2022-3A, Class E, 12.619%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,208,544
RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.516%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,519,131
RAD CLO 14, Ltd., Series 2021-14A, Class E, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	846,093
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 7.892%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,368,977
Series 2018-2A, Class D, 10.742%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,272,915
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 8.018%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,367,472
Series 2018-3A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	3,922,623
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 11.318%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,439,958
Symphony CLO, Ltd., Series 2022-37A, Class D1, 9.676%, (3 mo. SOFR + 5.43%), 10/20/34(1)(2)	2,500	2,446,170
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 7.708%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	$4,500	$ 4,228,308
Series 2016-1A, Class DR, 10.708%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,073,714
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 8.008%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,213,163
Series 2018-9A, Class D, 11.058%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	2,522,632
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 8.058%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,449,645
Series 2018-10A, Class D, 10.998%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,050,620
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 7.958%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,214,503
Series 2015-3A, Class DR, 11.008%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,498,373
Series 2016-3A, Class CR, 8.045%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,776,710
Series 2016-3A, Class DR, 10.875%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,543,268
Series 2018-2A, Class E, 10.042%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,064,323
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 7.708%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,871,616
Series 2015-1A, Class DR, 10.308%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,142,638
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 8.308%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,080,176
Series 2021-3A, Class E, 11.892%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	832,592
Series 2022-1A, Class D, 8.798%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	918,746
Series 2022-1A, Class E, 12.518%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,811,716
Total Asset-Backed Securities (identified cost $320,689,293)		$ 286,244,317

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(4)(5)(6)	950	$ 4,241,589
IAP Global Services, LLC(3)(4)(5)	1,627	7,264,278
		$ 11,505,867

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Containers and Glass Products — 0.0%(7)
LG Newco Holdco, Inc., Class A(5)(6)	250,979	$ 2,572,535
		$ 2,572,535
Electronics/Electrical — 0.0%(7)
Skillsoft Corp.(5)(6)	893,525	$ 1,715,568
		$ 1,715,568
Health Care — 0.0%
Akorn Holding Company, LLC, Class A(4)(5)(6)	705,631	$ 0
		$ 0
Investment Companies — 0.0%(7)
Aegletes B.V.(5)(6)	116,244	$ 2,034,270
Jubilee Topco, Ltd., Class A(4)(5)(6)	2,897,167	0
		$ 2,034,270
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)(6)	36,829	$ 3,756,558
		$ 3,756,558
Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 1,624,595
McDermott International, Ltd.(5)(6)	1,013,850	473,164
QuarterNorth Energy, Inc.(6)	28,091	3,904,649
QuarterNorth Energy, Inc.(6)	9,684	1,346,076
		$ 7,348,484
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	1,204,044	$ 2,299,724
Cumulus Media, Inc., Class A(5)(6)	644,574	4,318,646
iHeartMedia, Inc., Class A(5)(6)	512,034	3,968,263
		$ 10,586,633
Retailers (Except Food and Drug) — 0.0%(7)
David’s Bridal, LLC(4)(5)(6)	272,023	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	2,590	192,766
		$ 192,766
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(4)(5)(6)	364,650	$ 3,493,347
		$ 3,493,347
Security	Shares	Value
Utilities — 0.0%(7)
Longview Intermediate Holdings, LLC, Class A(5)(6)	149,459	$ 2,167,155
		$ 2,167,155
Total Common Stocks (identified cost $88,870,679)		$ 45,373,183

Corporate Bonds — 7.6%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.0%(7)
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	$ 1,501,167
8.00%, 12/15/25(1)	1,500	1,530,945
		$ 3,032,112
Air Transport — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	$ 16,856,574
5.75%, 4/20/29(1)	12,875	12,470,560
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	4,787,526
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	6,263,682
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,396,178
4.625%, 4/15/29(1)	4,625	4,225,748
		$ 49,000,268
Airlines — 0.1%
Air Canada, 3.875%, 8/15/26(1)	6,850	$ 6,345,547
		$ 6,345,547
Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$ 1,903,646
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,871,705
		$ 5,775,351
Building and Development — 0.0%(7)
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,150	$ 3,045,058
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	900	866,601
		$ 3,911,659

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Business Equipment and Services — 0.8%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$ 2,000,290
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		12,475	10,729,435
4.625%, 6/1/28(1)		23,725	20,494,248
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	7,826,986
5.75%, 4/15/26(1)		15,225	14,940,057
			$ 55,991,016
Chemicals — 0.2%
Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		925	$ 907,661
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	1,241,569
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,803,148
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		9,350	7,856,922
			$ 12,809,300
Commercial Services — 0.3%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)		13,300	$ 12,947,749
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		6,725	6,214,024
			$ 19,161,773
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$ 5,543,706
			$ 5,543,706
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,300	$ 2,264,087
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	4,629,335
4.375%, 10/15/28(1)		9,125	8,120,497
			$ 15,013,919
Diversified Financial Services — 0.2%
AG Issuer, LLC, 6.25%, 3/1/28(1)		8,075	$ 7,638,950
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)		2,925	3,021,700
NFP Corp., 7.50%, 10/1/30(1)		2,925	2,792,147
			$ 13,452,797
Security	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.8%
Altice France S.A.:
5.125%, 1/15/29(1)	1,300	$ 1,020,507
5.125%, 7/15/29(1)	57,625	45,305,351
5.50%, 10/15/29(1)	6,455	5,112,074
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,614,798
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	4,000	3,186,160
		$ 60,238,890
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,360,080
		$ 8,360,080
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,116,816
		$ 5,116,816
Electronics/Electrical — 0.3%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 5,432,509
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	15,838,422
		$ 21,270,931
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$ 5,067,750
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,075	1,851,289
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,082,961
		$ 8,002,000
Health Care — 0.6%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 19,522,272
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	1,757,625
Tenet Healthcare Corp., 4.25%, 6/1/29	22,950	20,468,531
		$ 41,748,428
Hotels, Restaurants & Leisure — 0.4%
Carnival Corporation, 4.00%, 8/1/28(1)	34,575	$ 29,926,391
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,188,516
		$ 32,114,907

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Household Products — 0.0%(7)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$ 977,202
		$ 977,202
Insurance — 0.0%(7)
Alliant Holdings Intermediate LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$ 642,250
		$ 642,250
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$ 5,805,212
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	13,682,232
		$ 19,487,444
Leisure Goods/Activities/Movies — 0.3%
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,240,385
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	20,484,750
		$ 23,725,135
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,810,894
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,846,925
		$ 15,657,819
Media — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$ 502,217
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	2,183,508
5.25%, 8/15/27(1)	2,125	1,905,912
6.375%, 5/1/26	2,896	2,770,077
8.375%, 5/1/27	5,248	4,711,868
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	7,863,651
7.375%, 6/30/30(1)	11,300	11,096,184
		$ 31,033,417
Oil, Gas & Consumable Fuels — 0.1%
CITGO Petroleum Corporation, 7.00%, 6/15/25(1)	10,525	$ 10,448,062
		$ 10,448,062
Security	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,400,359
		$ 4,400,359
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 5,953,534
		$ 5,953,534
Retail — 0.2%
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	$ 13,770,772
		$ 13,770,772
Retailers (Except Food and Drug) — 0.0%(7)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,204,357
		$ 1,204,357
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,189,219
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	2,125	2,087,190
9.25%, 4/15/25(1)	2,525	2,593,983
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	10,350	6,841,395
		$ 15,711,787
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,187,067
		$ 10,187,067
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 8,217,516
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	11,277	9,525,541
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,150,878
		$ 24,893,935
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,713,691
SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,184,984
		$ 6,898,675

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities — 0.0%(7)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,073,965
		$ 1,073,965
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,448,611
		$ 5,448,611
Total Corporate Bonds (identified cost $634,783,653)		$ 558,403,891

Exchange-Traded Funds — 0.2%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	426,000	$ 17,930,340
Total Exchange-Traded Funds (identified cost $19,593,026)		$ 17,930,340

Preferred Stocks — 0.2%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	13,348	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.2%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	17,394	$ 10,653,825
		$ 10,653,825
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	7,852	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	31,998	0
		$ 0
Total Preferred Stocks (identified cost $2,590,558)		$ 10,653,825

Senior Floating-Rate Loans — 83.9%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.9%
Aernnova Aerospace S.A.U.:
Term Loan, 5.436%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	$ 4,711,788
Term Loan, 5.625%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	1,194	1,208,151
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	4,105,305
Dynasty Acquisition Co., Inc.:
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26		25,704	25,273,262
Term Loan, 8.161%, (SOFR + 3.50%), 4/6/26		13,822	13,590,458
IAP Worldwide Services, Inc., Term Loan - Second Lien, 11.23%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		6,750	5,302,676
TransDigm, Inc.:
Term Loan, 6.876%, (SOFR + 2.25%), 12/9/25		24,213	24,184,714
Term Loan, 6.98%, (SOFR + 2.25%), 5/30/25		6,255	6,254,369
Term Loan, 7.83%, (SOFR + 3.25%), 2/22/27		27,752	27,844,159
WP CPP Holdings, LLC, Term Loan, 8.579%, (USD LIBOR + 3.75%), 4/30/25(9)		27,307	24,927,493
			$ 137,402,375
Airlines — 0.5%
American Airlines, Inc., Term Loan, 9.558%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$ 28,423,059
United Airlines, Inc., Term Loan, 8.568%, (3 mo. USD LIBOR + 3.75%), 4/21/28		9,829	9,842,499
			$ 38,265,558
Apparel & Luxury Goods — 0.0%(7)
Samsonite International S.A., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,700	$ 2,702,726
			$ 2,702,726
Auto Components — 1.7%
Adient US, LLC, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/10/28		13,568	$ 13,549,655
Chassix, Inc., Term Loan, 12.00%, (USD Prime + 4.50%), 11/15/23		9,312	7,919,637
Clarios Global, L.P.:
Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	24,804	26,348,105
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/30/26		3,152	3,148,840

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,012	$ 978,061
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	3,161,010
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,078,545
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 10/4/28		13,473	12,518,841
Garrett LX I S.a.r.l.:
Term Loan, 5.992%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	15,900	17,055,220
Term Loan, 8.08%, (3 mo. USD LIBOR + 3.25%), 4/30/28		5,653	5,615,746
LTI Holdings, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,649	5,487,845
Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 7/24/26		7,099	6,923,285
TI Group Automotive Systems, LLC, Term Loan, 5.452%, (1 mo. EURIBOR + 3.25%), 12/16/26	EUR	3,878	4,184,787
Truck Hero, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 1/31/28		15,312	13,820,015
			$ 126,789,592
Automobiles — 0.8%
Bombardier Recreational Products, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 5/24/27		43,497	$ 43,039,207
MajorDrive Holdings IV, LLC, Term Loan, 8.813%, (3 mo. USD LIBOR + 4.00%), 6/1/28		15,484	15,019,890
			$ 58,059,097
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 11/24/27		1,423	$ 1,388,547
City Brewing Company, LLC, Term Loan, 8.33%, (3 mo. USD LIBOR + 3.50%), 4/5/28		5,796	2,617,684
Triton Water Holdings, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 3/31/28		11,771	11,231,878
			$ 15,238,109
Biotechnology — 0.6%
Alkermes, Inc., Term Loan, 6.96%, (1 mo. USD LIBOR + 2.50%), 3/12/26		18,317	$ 17,859,394
Borrower/Description	Principal Amount* (000's omitted)		Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 10/13/28		7,499	$ 7,274,273
Grifols Worldwide Operations USA, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 11/15/27		17,440	17,160,385
			$ 42,294,052
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 4/12/28		18,660	$ 17,522,608
CPG International, Inc., Term Loan, 7.161%, (SOFR + 2.50%), 4/28/29		13,741	13,719,100
LHS Borrower, LLC, Term Loan, 9.411%, (SOFR + 4.75%), 2/16/29		11,511	9,755,648
MI Windows and Doors, LLC, Term Loan, 8.161%, (SOFR + 3.50%), 12/18/27		6,595	6,581,021
Oscar AcquisitionCo, LLC, Term Loan, 9.18%, (SOFR + 4.50%), 4/29/29		13,267	12,885,331
Standard Industries, Inc., Term Loan, 6.425%, (3 mo. USD LIBOR + 2.25%), 9/22/28		15,425	15,441,149
			$ 75,904,857
Capital Markets — 3.5%
Advisor Group, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 7/31/26		27,354	$ 27,213,003
AllSpring Buyer, LLC, Term Loan, 7.75%, (3 mo. USD LIBOR + 3.00%), 11/1/28		6,267	6,255,406
Aretec Group, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 10/1/25		18,419	18,232,915
CeramTec AcquiCo GmbH, Term Loan, 5.704%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	12,779	13,416,890
Clipper Acquisitions Corp., Term Loan, 6.151%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,183	11,077,989
Edelman Financial Center, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 4/7/28		23,941	23,502,184
EIG Management Company, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,881	2,866,906
FinCo I, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 6/27/25		18,666	18,705,531
Focus Financial Partners, LLC:
Term Loan, 7.061%, (SOFR + 2.50%), 6/30/28		9,953	9,958,619
Term Loan, 7.811%, (SOFR + 3.25%), 6/30/28		17,432	17,470,334
Franklin Square Holdings, L.P., Term Loan, 6.875%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,248	6,263,277
Guggenheim Partners, LLC, Term Loan, 7.83%, (SOFR + 3.25%), 12/12/29		19,376	19,399,841
HighTower Holdings, LLC, Term Loan, 8.815%, (3 mo. USD LIBOR + 4.00%), 4/21/28		6,682	6,547,995

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Hudson River Trading, LLC, Term Loan, 7.676%, (SOFR + 3.00%), 3/20/28		25,768	$ 25,075,761
LPL Holdings, Inc., Term Loan, 6.119%, (1 mo. USD LIBOR + 1.75%), 11/12/26		15,908	15,911,977
Mariner Wealth Advisors, LLC, Term Loan, 8.078%, (SOFR + 3.25%), 8/18/28		13,549	13,413,851
Victory Capital Holdings, Inc.:
Term Loan, 6.954%, (SOFR + 2.25%), 7/1/26		13,437	13,419,859
Term Loan, 6.954%, (SOFR + 2.25%), 12/29/28		6,979	6,935,141
			$ 255,667,479
Chemicals — 3.9%
Aruba Investments, Inc., Term Loan, 6.077%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,390	$ 3,565,268
Axalta Coating Systems Dutch Holding B B.V., Term Loan, 7.506%, (SOFR + 3.00%), 12/20/29		19,725	19,823,625
Chemours Company (The), Term Loan, 4.13%, (1 mo. EURIBOR + 2.00%), 4/3/25	EUR	2,783	3,012,167
Colouroz Investment 1 GmbH:
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	2,512	1,836,897
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	27	19,874
CPC Acquisition Corp., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 12/29/27		16,629	13,760,342
Flint Group GmbH:
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	276	201,618
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	23,290
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	53,030
Term Loan, 6.667%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	105,073
Term Loan, 9.82%, (3 mo. USD LIBOR + 5.00%), 9.07% cash, 0.75% PIK, 9/21/23		1,385	936,897
Flint Group US, LLC, Term Loan, 9.82%, (USD LIBOR + 5.00%), 9.07% cash, 0.75% PIK, 9/21/23(9)		8,381	5,667,433
Gemini HDPE, LLC, Term Loan, 7.83%, (3 mo. USD LIBOR + 3.00%), 12/31/27		4,855	4,850,510
GEON Performance Solutions, LLC, Term Loan, 9.23%, (3 mo. USD LIBOR + 4.50%), 8/18/28		5,704	5,689,280
Groupe Solmax, Inc., Term Loan, 9.48%, (3 mo. USD LIBOR + 4.75%), 5/29/28		15,464	13,066,899
INEOS Enterprises Holdings II Limited, Term Loan, 5.204%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	2,113,573
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 8/28/26		5,027	$ 4,998,337
INEOS Finance PLC, Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	8,900	9,264,423
INEOS Quattro Holdings UK, Ltd., Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	23,150	24,577,653
INEOS Styrolution US Holding, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/26		13,348	13,343,898
INEOS US Finance, LLC:
Term Loan, 5.177%, (1 mo. EURIBOR + 3.00%), 11/8/27	EUR	6,200	6,652,603
Term Loan, 7.161%, (SOFR + 2.50%), 11/8/28		6,199	6,192,573
Term Loan, 8.411%, (SOFR + 3.75%), 11/8/27		2,650	2,651,182
Kraton Corporation, Term Loan, 8.04%, (SOFR + 3.25%), 3/15/29		5,657	5,647,350
Kraton Polymers Holdings B.V., Term Loan, 5.313%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,522,206
Lonza Group AG:
Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	15,600	15,852,935
Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 7/3/28		17,865	17,212,866
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 5.702%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	12,304,458
Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 9/29/27		4,766	4,741,930
Messer Industries GmbH:
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 3/2/26	EUR	1,934	2,075,042
Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 3/2/26		8,728	8,724,892
Olympus Water US Holding Corporation:
Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 11/9/28		3,977	3,905,455
Term Loan, 9.18%, (SOFR + 4.50%), 11/9/28		5,384	5,321,047
Orion Engineered Carbons GmbH:
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,326,663
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,468	4,397,689
PQ Corporation, Term Loan, 7.325%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,734	8,736,469
Rohm Holding GmbH:
Term Loan, 4.881%, (3 mo. EURIBOR + 4.25%), 7/31/26	EUR	2,150	2,021,828
Term Loan, 10.125%, (3 mo. USD LIBOR + 5.00%), 7/31/26		15,962	14,086,617

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Spectrum Holdings III Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,516	$ 5,108,022
Tronox Finance, LLC:
Term Loan, 7.032%, (USD LIBOR + 2.25%), 3/10/28(9)		11,570	11,485,517
Term Loan, 7.83%, (SOFR + 3.25%), 4/4/29		3,647	3,642,878
W.R. Grace & Co.-Conn., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/22/28		9,455	9,430,864
			$ 282,951,173
Commercial Services & Supplies — 1.6%
Allied Universal Holdco, LLC, Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	8,487	$ 8,859,753
Asplundh Tree Expert, LLC, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,260	8,266,516
Belfor Holdings, Inc., Term Loan, 4/6/26(10)		2,607	2,609,585
Clean Harbors, Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 10/8/28		4,140	4,148,467
Covanta Holding Corporation:
Term Loan, 7.061%, (SOFR + 2.50%), 11/30/28		1,824	1,826,682
Term Loan, 7.061%, (SOFR + 2.50%), 11/30/28		138	137,864
EnergySolutions, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,142	16,501,883
GFL Environmental, Inc., Term Loan, 7.661%, (SOFR + 3.00%), 5/31/27		7,555	7,571,454
Harsco Corporation, Term Loan, 6.926%, (SOFR + 2.25%), 3/10/28		3,398	3,262,769
LABL, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 10/29/28		8,638	8,429,908
Monitronics International, Inc., Term Loan, 12.325%, (3 mo. USD LIBOR + 6.50%), 3/29/24		16,799	11,036,815
Phoenix Services International, LLC:
DIP Loan, 13.782%, (SOFR + 2.00%), 3/28/23		984	949,536
DIP Loan, 16.553%, (SOFR + 12.00%), 9/29/23		1,825	1,761,109
Term Loan, 0.00%, 3/1/25(11)		6,791	840,416
Prime Security Services Borrower, LLC, Term Loan, 7.517%, (3 mo. USD LIBOR + 2.75%), 9/23/26		13,472	13,482,239
SITEL Group, Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,904,181
SITEL Worldwide Corporation, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/28/28		17,065	17,089,723
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Tempo Acquisition, LLC, Term Loan, 7.561%, (SOFR + 3.00%), 8/31/28		2,481	$ 2,487,406
TruGreen Limited Partnership, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,018	3,731,717
			$ 119,898,023
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 4/6/26		15,257	$ 14,980,158
Digi International, Inc., Term Loan, 9.57%, (1 mo. USD LIBOR + 5.00%), 11/1/28		4,807	4,801,223
			$ 19,781,381
Construction Materials — 0.3%
Quikrete Holdings, Inc.:
Term Loan, 7.195%, (1 mo. USD LIBOR + 2.63%), 2/1/27		4,259	$ 4,241,957
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/18/29		19,159	19,118,096
			$ 23,360,053
Containers & Packaging — 1.2%
Berlin Packaging, LLC, Term Loan, 8.139%, (USD LIBOR + 3.75%), 3/11/28(9)		2,924	$ 2,888,857
BWAY Holding Company, Term Loan, 7.619%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,967	10,910,303
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.836%, (SOFR + 4.18%), 4/13/29		8,781	8,639,872
Kouti B.V., Term Loan, 5.129%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	29,250	30,574,880
Pregis TopCo Corporation:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 7/31/26		1,358	1,343,668
Term Loan, 8.426%, (SOFR + 3.75%), 7/31/26		1,980	1,959,796
Pretium PKG Holdings, Inc.:
Term Loan, 8.775%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,103	6,265,066
Term Loan - Second Lien, 11.512%, (3 mo. USD LIBOR + 6.75%), 10/1/29		6,675	4,357,520
Proampac PG Borrower, LLC, Term Loan, 8.426%, (USD LIBOR + 3.75%), 11/3/25(9)		17,761	17,405,450
Trident TPI Holdings, Inc., Term Loan, 8.726%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,705	5,610,109
			$ 89,955,521
Distributors — 0.3%
Autokiniton US Holdings, Inc., Term Loan, 8.959%, (1 mo. USD LIBOR + 4.50%), 4/6/28		20,736	$ 20,658,099

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.508%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)		474	$ 379,410
			$ 21,037,509
Diversified Consumer Services — 0.7%
Ascend Learning, LLC:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/11/28		11,379	$ 10,871,865
Term Loan - Second Lien, 10.32%, (1 mo. USD LIBOR + 5.75%), 12/10/29		5,243	4,630,508
FrontDoor, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 6/17/28		862	861,516
KUEHG Corp.:
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 2/21/25		28,562	27,845,883
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,425	4,239,703
Sotheby's, Term Loan, 9.33%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,015	4,012,098
			$ 52,461,573
Diversified Financial Services — 0.5%
Concorde Midco, Ltd., Term Loan, 6.132%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 9,111,189
Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	11,433	12,099,648
Zephyr Bidco Limited:
Term Loan, 5.74%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	4,975,887
Term Loan, 8.208%, (SONIA + 4.75%), 7/23/25	GBP	8,675	9,424,942
			$ 35,611,666
Diversified Telecommunication Services — 3.6%
Altice France S.A.:
Term Loan, 8.517%, (3 mo. USD LIBOR + 3.69%), 1/31/26		1,898	$ 1,833,957
Term Loan, 8.65%, (3 mo. USD LIBOR + 4.00%), 8/14/26		2,120	2,053,520
CenturyLink, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 3/15/27		23,019	22,275,186
GEE Holdings 2, LLC:
Term Loan, 12.729%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,639	9,675,264
Term Loan - Second Lien, 12.98%, (3 mo. USD LIBOR + 8.25%), 6.23% cash, 6.75% PIK, 3/23/26		6,982	5,259,997
LCPR Loan Financing, LLC, Term Loan, 8.209%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,650,825
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 3/1/27		851	$ 837,392
Numericable Group S.A., Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 7/31/25		10,638	10,556,035
Telenet Financing USD, LLC, Term Loan, 6.459%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	32,090,644
Telenet International Finance S.a.r.l., Term Loan, 4.168%, (1 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	5,217,566
UPC Broadband Holding B.V.:
Term Loan, 4.418%, (1 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	5,158,990
Term Loan, 4.843%, (1 mo. EURIBOR + 2.93%), 1/31/29	EUR	13,850	14,772,364
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 4/30/28		5,800	5,761,575
UPC Financing Partnership, Term Loan, 7.384%, (1 mo. USD LIBOR + 2.93%), 1/31/29		28,800	28,800,000
Virgin Media Bristol, LLC:
Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 1/31/28		38,775	38,629,594
Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	500,982
Virgin Media Ireland Limited, Term Loan, 5.381%, (1 mo. EURIBOR + 3.46%), 7/15/29	EUR	8,500	9,063,660
Virgin Media SFA Finance Limited:
Term Loan, 4.418%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	12,223,440
Term Loan, 6.71%, (SONIA + 3.25%), 1/15/27	GBP	8,175	9,582,177
Term Loan, 6.71%, (SONIA + 3.25%), 11/15/27	GBP	600	703,279
Zayo Group Holdings, Inc., Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,130	3,721,139
Ziggo B.V., Term Loan, 3.764%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	28,150	29,056,928
Ziggo Financing Partnership, Term Loan, 6.959%, (1 mo. USD LIBOR + 2.50%), 4/30/28		15,234	15,136,501
			$ 264,561,015
Electrical Equipment — 0.0%(7)
AZZ, Inc., Term Loan, 8.911%, (SOFR + 4.25%), 5/13/29		1,744	$ 1,747,703
Brookfield WEC Holdings, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,533	1,532,846
			$ 3,280,549
Electronic Equipment, Instruments & Components — 0.8%
Creation Technologies, Inc., Term Loan, 10.282%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,914	$ 10,847,550
II-VI Incorporated, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 7/2/29		429	428,487

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Minimax Viking GmbH, Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,846	$ 2,001,466
Mirion Technologies, Inc., Term Loan, 7.48%, (6 mo. USD LIBOR + 2.75%), 10/20/28		2,037	2,032,999
Robertshaw US Holding Corp., Term Loan, 8.25%, (1 mo. USD LIBOR + 3.50%), 2/28/25		16,940	11,043,000
Verifone Systems, Inc., Term Loan, 8.359%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,730	12,971,786
Verisure Holding AB:
Term Loan, 5.378%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	16,054,623
Term Loan, 5.643%, (3 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,708,403
			$ 60,088,314
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc.:
Term Loan, 15.843%, (1 mo. USD LIBOR + 13.00%), 2/1/26(12)		3,123	$ 1,549,563
Term Loan, 17.73%, (3 mo. USD LIBOR + 13.00%), 12.73% cash, 5.00% PIK, 2/1/26		24,435	12,126,063
Lealand Finance Company B.V.:
Letter of Credit, 4.318%, 6/28/24(12)		9,039	7,412,283
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 5.57% cash, 3.00% PIK, 6/30/25		2,462	1,363,090
			$ 22,450,999
Engineering & Construction — 1.1%
Aegion Corporation, Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 5/17/28		15,877	$ 15,212,549
Amentum Government Services Holdings, LLC:
Term Loan, 8.124%, (SOFR + 4.00%), 2/15/29		8,333	8,270,626
Term Loan, 8.47%, (USD LIBOR + 4.00%), 1/29/27(9)		788	782,750
American Residential Services, LLC, Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/15/27		7,506	7,506,033
APi Group DE, Inc.:
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 10/1/26		11,814	11,828,450
Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 1/3/29		6,977	6,987,181
Centuri Group, Inc., Term Loan, 7.223%, (USD LIBOR + 2.50%), 8/27/28(9)		8,366	8,337,328
Northstar Group Services, Inc.:
Term Loan, 10.176%, (1 mo. USD LIBOR + 5.50%), 11/12/26		11,039	10,882,817
Term Loan, 11/12/26(10)		2,000	1,950,000
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
USIC Holdings, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/12/28		5,974	$ 5,804,476
			$ 77,562,210
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Term Loan, 7.43%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,599	$ 11,623,129
City Football Group Limited, Term Loan, 7.508%, (1 mo. USD LIBOR + 3.00%), 7/21/28		11,791	11,466,578
Crown Finance US, Inc., DIP Loan, 14.621%, (SOFR + 10.00%), 9/7/23		8,060	8,156,647
Formula One Holdings Limited., Term Loan, 7.811%, (SOFR + 3.25%), 1/15/30		2,500	2,511,607
Live Nation Entertainment, Inc., Term Loan, 6.313%, (1 mo. USD LIBOR + 1.75%), 10/17/26		5,614	5,544,039
Playtika Holding Corp., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,716	24,544,009
Renaissance Holding Corp.:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/30/25		5,963	5,855,227
Term Loan, 8.897%, (SOFR + 4.50%), 3/30/29		2,562	2,532,233
Term Loan - Second Lien, 11.57%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,045,355
UFC Holdings, LLC, Term Loan, 7.57%, (3 mo. USD LIBOR + 2.75%), 4/29/26		14,263	14,207,409
Vue International Bidco PLC:
Term Loan, 9.766%, (3 mo. EURIBOR + 8.00%), 6/30/27	EUR	434	431,275
Term Loan, 10.35%, (EURIBOR + 8.00%), 4.35% cash, 6.00% PIK, 12/31/27	EUR	2,897	2,152,974
			$ 92,070,482
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,676	$ 8,665,448
			$ 8,665,448
Food Products — 0.9%
8th Avenue Food & Provisions, Inc., Term Loan, 9.32%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,592	$ 5,784,096
Badger Buyer Corp., Term Loan, 8.047%, (1 mo. USD LIBOR + 3.50%), 9/30/24		4,813	3,946,926
CHG PPC Parent, LLC:
Term Loan, 5.63%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	2,116,319
Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 12/8/28		5,781	5,759,633

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc., Term Loan, 8.862%, (SOFR + 4.25%), 5/16/29		6,309	$ 6,274,683
Froneri International, Ltd.:
Term Loan, 5.067%, (6 mo. EURIBOR + 2.13%), 1/29/27	EUR	1,500	1,566,176
Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 1/29/27		4,728	4,690,266
Monogram Food Solutions, LLC, Term Loan, 8.625%, (1 mo. USD LIBOR + 4.00%), 8/28/28		3,965	3,845,807
Nomad Foods Europe Midco Limited, Term Loan, 8.225%, (SOFR + 3.75%), 11/12/29		8,033	8,070,055
Sovos Brands Intermediate, Inc., Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/8/28		5,259	5,186,383
United Petfood Group B.V., Term Loan, 5.501%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	8,400	8,778,195
Valeo F1 Company Limited (Ireland):
Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 9/29/28	EUR	8,550	8,100,050
Term Loan, 7.188%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,539,670
			$ 66,658,259
Gas Utilities — 0.3%
CQP Holdco, L.P., Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 6/5/28		22,299	$ 22,359,102
			$ 22,359,102
Health Care Equipment & Supplies — 1.0%
Artivion, Inc., Term Loan, 8.342%, (SOFR + 3.50%), 6/1/27		6,695	$ 6,346,755
Bayou Intermediate II, LLC, Term Loan, 8.96%, (3 mo. USD LIBOR + 4.50%), 8/2/28		8,168	7,942,894
Gloves Buyer, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,215	11,207,327
ICU Medical, Inc., Term Loan, 7.221%, (SOFR + 2.50%), 1/8/29		7,419	7,395,753
Journey Personal Care Corp., Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 3/1/28		28,474	21,260,306
Medline Borrower, L.P., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/23/28		21,403	20,829,207
			$ 74,982,242
Health Care Providers & Services — 5.0%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 8.50%, (3 mo. USD LIBOR + 3.75%), 9/7/28		16,285	$ 16,265,082
Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 3.00%), 2/9/28	EUR	10,650	10,718,589
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.508%, (SOFR + 8.00%), 1/15/26		13,718	8,985,464
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CAB, Term Loan, 4.992%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,150	$ 7,311,595
Cano Health, LLC, Term Loan, 8.661%, (SOFR + 4.00%), 11/23/27		7,282	5,679,849
CCRR Parent, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28		4,745	4,614,638
Cerba Healthcare S.A.S.:
Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	18,925	19,374,158
Term Loan, 6.13%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	8,556,196
CHG Healthcare Services, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/28		3,703	3,683,360
Covis Finco S.a.r.l., Term Loan, 10.80%, (SOFR + 6.50%), 2/18/27		13,066	7,251,595
Dedalus Finance GmbH, Term Loan, 5.782%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	16,850	16,532,431
Electron BidCo, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 11/1/28		1,419	1,413,815
Elsan S.A.S., Term Loan, 5.431%, (3 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	4,323,628
Ensemble RCM, LLC, Term Loan, 8.526%, (SOFR + 3.75%), 8/3/26		14,693	14,715,994
Envision Healthcare Corporation:
Term Loan, 12.605%, (SOFR + 7.88%), 3/31/27		5,450	4,891,047
Term Loan - Second Lien, 8.83%, (SOFR + 4.25%), 3/31/27		38,559	15,616,467
IVC Acquisition, Ltd.:
Term Loan, 6.044%, (6 mo. EURIBOR + 3.75%), 2/13/26	EUR	8,710	8,898,567
Term Loan, 6.294%, (6 mo. EURIBOR + 4.00%), 2/13/26	EUR	19,100	19,669,240
Term Loan, 7.703%, (SONIA + 4.50%), 2/13/26	GBP	950	1,089,223
Medical Solutions Holdings, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 11/1/28		13,849	13,422,827
Term Loan - Second Lien, 11.57%, (1 mo. USD LIBOR + 7.00%), 11/1/29		9,500	8,763,750
Mehilainen Yhtiot Oy, Term Loan, 5.727%, (3 mo. EURIBOR + 3.53%), 8/8/25	EUR	6,025	6,338,565
Midwest Physician Administrative Services, LLC, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 3/12/28		1,420	1,353,055
National Mentor Holdings, Inc.:
Term Loan, 8.408%, (USD LIBOR + 3.75%), 3/2/28(9)		17,220	12,656,815
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 3/2/28		472	346,713

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan - Second Lien, 11.98%, (3 mo. USD LIBOR + 7.25%), 3/2/29		5,525	$ 3,632,687
Option Care Health, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 10/27/28		7,351	7,361,776
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.82%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,121,608
Pediatric Associates Holding Company, LLC:
Term Loan, 6.214%, (1 mo. USD LIBOR + 3.25%), 12/29/28(12)		147	145,997
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/29/28		970	959,950
PetVet Care Centers, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/14/25		5,882	5,597,914
Phoenix Guarantor, Inc.:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/5/26		21,374	21,103,494
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 3/5/26		6,403	6,321,480
Radiology Partners, Inc., Term Loan, 8.797%, (1 mo. USD LIBOR + 4.25%), 7/9/25		19,962	17,346,169
Ramsay Generale de Sante S.A., Term Loan, 5.443%, (3 mo. EURIBOR + 3.05%), 4/22/27	EUR	9,100	9,784,858
Select Medical Corporation, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/6/25		47,648	47,476,343
Sound Inpatient Physicians:
Term Loan, 7.825%, (3 mo. USD LIBOR + 3.00%), 6/27/25		199	165,255
Term Loan, 7.825%, (3 mo. USD LIBOR + 3.00%), 6/27/25		2,339	1,942,411
Synlab Bondco PLC, Term Loan, 5.193%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,275,542
TTF Holdings, LLC, Term Loan, 8.625%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,083	5,076,240
U.S. Anesthesia Partners, Inc., Term Loan, 8.619%, (1 mo. USD LIBOR + 4.25%), 10/1/28		13,956	13,362,643
			$ 367,147,030
Health Care Technology — 1.4%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(12)		885	$ 840,887
Term Loan, 8.012%, (SOFR + 3.50%), 2/15/29		7,226	6,862,202
Bracket Intermediate Holding Corp., Term Loan, 9.038%, (3 mo. USD LIBOR + 4.25%), 9/5/25		7,043	6,880,169
Certara, L.P., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,822	1,813,139
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
eResearchTechnology, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 2/4/27		4,095	$ 3,839,456
GHX Ultimate Parent Corporation, Term Loan, 7.98%, (3 mo. USD LIBOR + 3.25%), 6/28/24		3,403	3,385,574
Imprivata, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 12/1/27		18,308	17,987,834
Term Loan, 8.811%, (SOFR + 4.25%), 12/1/27		3,284	3,234,247
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 12/18/28		16,351	14,920,687
Term Loan - Second Lien, 11.32%, (1 mo. USD LIBOR + 6.75%), 12/17/29		8,775	5,879,250
PointClickCare Technologies, Inc., Term Loan, 7.75%, (6 mo. USD LIBOR + 3.00%), 12/29/27		4,225	4,208,907
Symplr Software, Inc., Term Loan, 9.276%, (SOFR + 4.50%), 12/22/27		12,882	11,219,109
Verscend Holding Corp., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/27/25		23,603	23,605,285
			$ 104,676,746
Hotels, Restaurants & Leisure — 3.5%
1011778 B.C. Unlimited Liability Company, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 11/19/26		24,577	$ 24,358,281
Bally's Corporation, Term Loan, 7.709%, (1 mo. USD LIBOR + 3.25%), 10/2/28		11,059	10,653,696
Carnival Corporation:
Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 6/30/25	EUR	8,858	9,485,424
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 6/30/25		3,708	3,659,301
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 10/18/28		34,675	33,923,452
Churchill Downs Incorporated, Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,325	3,327,909
ClubCorp Holdings, Inc., Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,104	19,579,235
Fertitta Entertainment, LLC, Term Loan, 8.561%, (SOFR + 4.00%), 1/27/29		12,877	12,743,688
Great Canadian Gaming Corporation, Term Loan, 8.753%, (3 mo. USD LIBOR + 4.00%), 11/1/26		3,799	3,782,499
GVC Holdings (Gibraltar) Limited, Term Loan, 5.942%, (3 mo. EURIBOR + 3.75%), 6/30/28	EUR	20,694	22,385,407
Hilton Grand Vacations Borrower, LLC, Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,011	9,024,076
IRB Holding Corp., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 2/5/25		2	2,317

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Oravel Stays Singapore Pte., Ltd., Term Loan, 12.98%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,393	$ 4,803,029
Playa Resorts Holding B.V., Term Loan, 8.728%, (SOFR + 4.25%), 1/5/29		18,050	17,953,306
Scientific Games International, Inc., Term Loan, 7.578%, (SOFR + 3.00%), 4/14/29		7,463	7,468,716
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.625%, (1 mo. USD LIBOR + 3.00%), 8/25/28		14,936	14,922,426
Stars Group Holdings B.V. (The):
Term Loan, 4.702%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	12,081,230
Term Loan, 6.98%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,268	29,268,300
Travel Leaders Group, LLC, Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 1/25/24		14,957	13,916,870
			$ 253,339,162
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 8.98%, (USD LIBOR + 4.25%), 5/17/28(9)		18,715	$ 15,200,098
Libbey Glass, Inc., Term Loan, 12.951%, (SOFR + 8.50%), 11/22/27		14,172	13,250,722
Serta Simmons Bedding, LLC:
Term Loan, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		13,330	13,213,223
Term Loan - Second Lien, 12.269%, (3 mo. USD LIBOR + 7.50%), 8/10/23		44,026	25,626,716
Solis IV B.V.:
Term Loan, 5.898%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	5,693	5,573,654
Term Loan, 7.859%, (SOFR + 3.50%), 2/26/29		13,822	12,750,815
Spectrum Brands, Inc., Term Loan, 6.667%, (USD LIBOR + 2.00%), 3/3/28(9)		4,176	4,171,708
			$ 89,786,936
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 6.813%, (1 mo. USD LIBOR + 2.25%), 12/22/27		7,075	$ 7,068,076
Kronos Acquisition Holdings, Inc.:
Term Loan, 8.485%, (3 mo. USD LIBOR + 3.75%), 12/22/26		8,047	7,849,693
Term Loan, 10.509%, (SOFR + 6.00%), 12/22/26		5,099	5,063,448
Nobel Bidco B.V., Term Loan, 5.942%, (6 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	9,958,297
			$ 29,939,514
Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corporation:
Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 4/5/26		2,319	$ 2,317,200
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 12/16/27		6,176	6,176,265
Longview Power, LLC, Term Loan, 14.818%, (3 mo. USD LIBOR + 10.00%), 7/30/25		15	14,721
			$ 8,508,186
Industrial Conglomerates — 0.2%
Rain Carbon GmbH, Term Loan, 5.628%, (6 mo. EURIBOR + 2.75%), 1/16/25	EUR	15,625	$ 16,572,672
			$ 16,572,672
Insurance — 1.5%
Alliant Holdings Intermediate, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,816	$ 5,818,106
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,753	4,753,614
Term Loan, 8.008%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,266	13,265,664
AmWINS Group, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 2/19/28		25,656	25,543,876
AssuredPartners, Inc.:
Term Loan, 8.061%, (SOFR + 3.50%), 2/12/27		5,335	5,283,843
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/12/27		6,851	6,796,944
Financiere CEP S.A.S., Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 6/18/27	EUR	4,125	4,412,743
Hub International Limited:
Term Loan, 7.817%, (3 mo. USD LIBOR + 3.00%), 4/25/25		12,641	12,642,850
Term Loan, 8.057%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,375	5,378,051
NFP Corp., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 2/15/27		20,412	20,067,662
USI, Inc., Term Loan, 8.33%, (SOFR + 3.75%), 11/22/29		3,729	3,732,198
			$ 107,695,551
Interactive Media & Services — 0.6%
Adevinta ASA:
Term Loan, 5.202%, (3 mo. EURIBOR + 3.00%), 6/26/28	EUR	6,595	$ 7,097,610
Term Loan, 7.48%, (3 mo. USD LIBOR + 2.75%), 6/26/28		2,142	2,142,375

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Buzz Finco, LLC:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/29/27		1,977	$ 1,972,916
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 1/29/27		435	435,601
Foundational Education Group, Inc., Term Loan, 8.592%, (SOFR + 3.75%), 8/31/28		5,175	4,761,161
Getty Images, Inc.:
Term Loan, 7.25%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	2,224	2,400,168
Term Loan, 9.125%, (1 mo. USD LIBOR + 4.50%), 2/19/26		15,930	15,962,328
Match Group, Inc., Term Loan, 6.488%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,393,563
			$ 41,165,722
Internet & Direct Marketing Retail — 0.2%
Etraveli Holding AB, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	7,844	$ 8,392,625
Hoya Midco, LLC, Term Loan, 7.926%, (SOFR + 3.25%), 2/3/29		2,660	2,644,774
Speedster Bidco GmbH, Term Loan, 5.108%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,975	3,048,880
			$ 14,086,279
IT Services — 3.9%
Asurion, LLC:
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 11/3/24		7,136	$ 7,070,468
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,430	3,278,597
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,692	11,052,878
Term Loan, 8.68%, (SOFR + 4.00%), 8/19/28		14,140	13,416,666
Term Loan - Second Lien, 9.82%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	12,218,137
Cyxtera DC Holdings, Inc.:
Term Loan, 7.82%, (3 mo. USD LIBOR + 3.00%), 5/1/24		27,219	22,294,307
Term Loan, 8.82%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,736	8,048,694
Endure Digital, Inc., Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/10/28		22,756	21,532,671
Gainwell Acquisition Corp., Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 10/1/27		57,468	56,246,386
Go Daddy Operating Company, LLC, Term Loan, 7.811%, (SOFR + 3.25%), 11/9/29		45,065	45,234,478
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Indy US Bidco, LLC:
Term Loan, 5.88%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,664	$ 5,603,486
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/5/28		3,536	3,161,579
Informatica, LLC, Term Loan, 7.375%, (1 mo. USD LIBOR + 2.75%), 10/27/28		31,834	31,824,505
NAB Holdings, LLC, Term Loan, 7.73%, (SOFR + 3.00%), 11/23/28		16,162	16,091,042
Rackspace Technology Global, Inc., Term Loan, 7.38%, (3 mo. USD LIBOR + 2.75%), 2/15/28		16,388	10,434,014
team.blue Finco S.a.r.l., Term Loan, 5.902%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	11,150	11,566,151
WEX, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,930	3,926,809
			$ 283,000,868
Leisure Products — 0.4%
Amer Sports Oyj, Term Loan, 6.992%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	11,925	$ 12,502,415
Fender Musical Instruments Corporation, Term Loan, 8.578%, (SOFR + 4.00%), 12/1/28		3,928	3,427,545
Hayward Industries, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,124	9,044,438
SRAM, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 5/18/28		2,008	1,991,640
			$ 26,966,038
Life Sciences Tools & Services — 2.2%
Avantor Funding, Inc.:
Term Loan, 4.63%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	19,405	$ 21,005,952
Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 11/8/27		15,031	15,046,022
Cambrex Corporation, Term Loan, 8.161%, (SOFR + 3.50%), 12/4/26		324	320,974
Catalent Pharma Solutions, Inc., Term Loan, 6.563%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,032	1,029,820
Curia Global, Inc., Term Loan, 8.526%, (SOFR + 3.75%), 8/30/26		17,400	15,106,861
ICON Luxembourg S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 2.25%), 7/3/28		56,339	56,385,778
IQVIA, Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,471,747
LGC Group Holdings, Ltd., Term Loan, 4.88%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	5,775	5,954,961
Loire Finco Luxembourg S.a.r.l., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/21/27		1,131	1,075,751

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 2.25%), 7/3/28		14,037	$ 14,048,733
Sotera Health Holdings, LLC, Term Loan, 7.575%, (3 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,232,003
			$ 159,678,602
Machinery — 3.7%
AI Alpine AT Bidco GmbH, Term Loan, 4.731%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$ 6,375,797
AI Aqua Merger Sub, Inc., Term Loan, 8.368%, (SOFR + 3.75%), 7/31/28		11,620	11,387,939
Albion Financing 3 S.a.r.l., Term Loan, 10.065%, (3 mo. USD LIBOR + 5.25%), 8/17/26		18,488	17,898,937
Ali Group North America Corporation, Term Loan, 6.676%, (SOFR + 2.00%), 7/30/29		16,564	16,553,370
Alliance Laundry Systems, LLC, Term Loan, 8.306%, (3 mo. USD LIBOR + 3.50%), 10/8/27		252	251,871
American Trailer World Corp., Term Loan, 8.411%, (SOFR + 3.75%), 3/3/28		13,302	11,729,398
Apex Tool Group, LLC, Term Loan, 9.828%, (SOFR + 5.25%), 2/8/29		20,579	18,154,881
Clark Equipment Company, Term Loan, 7.18%, (SOFR + 2.50%), 4/20/29		11,513	11,530,983
Conair Holdings, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,391	21,147,214
Delachaux Group S.A., Term Loan, 9.325%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,769	4,412,851
Engineered Machinery Holdings, Inc.:
Term Loan, 5.952%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,739	11,383,101
Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 5/19/28		17,224	17,177,097
Term Loan - Second Lien, 10.73%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,825,000
EWT Holdings III Corp., Term Loan, 6.875%, (1 mo. USD LIBOR + 2.25%), 4/1/28		3,509	3,510,429
Filtration Group Corporation:
Term Loan, 5.63%, (1 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,938	3,154,414
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 3/29/25		2,905	2,904,433
Gates Global, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/31/27		10,628	10,617,091
Icebox Holdco III, Inc., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 12/22/28		14,205	13,719,665
Madison IAQ, LLC, Term Loan, 7.988%, (3 mo. USD LIBOR + 3.25%), 6/21/28		25,195	24,152,113
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Penn Engineering & Manufacturing Corp., Term Loan, 7.23%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,871	$ 1,871,079
Pro Mach Group, Inc., Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,820	2,816,045
SPX Flow, Inc., Term Loan, 9.161%, (SOFR + 4.50%), 4/5/29		17,123	16,520,887
Titan Acquisition Limited, Term Loan, 8.151%, (6 mo. USD LIBOR + 3.00%), 3/28/25		22,768	22,241,618
TK Elevator Topco GmbH, Term Loan, 6.567%, (1 mo. EURIBOR + 3.63%), 7/30/27	EUR	9,725	10,313,510
Vertical US Newco, Inc., Term Loan, 8.602%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	6,115
Zephyr German BidCo GmbH, Term Loan, 5.678%, (3 mo. EURIBOR + 3.50%), 3/10/28	EUR	11,775	12,105,130
			$ 273,760,968
Media — 1.8%
Axel Springer SE, Term Loan, 6.813%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	4,750	$ 4,996,135
Charter Communications Operating, LLC, Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 2/1/27		3,625	3,617,464
CSC Holdings, LLC:
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 7/17/25		25,201	24,325,675
Term Loan, 6.709%, (1 mo. USD LIBOR + 2.25%), 1/15/26		4	3,962
Diamond Sports Group, LLC:
Term Loan, 12.776%, (SOFR + 8.15%), 5/25/26		5,016	4,552,259
Term Loan - Second Lien, 8.026%, (SOFR + 3.25%), 8/24/26		23,068	2,063,727
Entravision Communications Corporation, Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,113	7,051,224
Gray Television, Inc., Term Loan, 7.369%, (1 mo. USD LIBOR + 3.00%), 12/1/28		1,040	1,037,246
Hubbard Radio, LLC, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 3/28/25		6,113	5,414,918
iHeartCommunications, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 5/1/26		2,365	2,335,988
Magnite, Inc., Term Loan, 9.459%, (USD LIBOR + 5.00%), 4/28/28(9)		6,354	6,064,325
Mission Broadcasting, Inc., Term Loan, 6.869%, (1 mo. USD LIBOR + 2.50%), 6/2/28		3,645	3,644,121

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Nexstar Broadcasting, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,623	$ 3,629,606
Recorded Books, Inc., Term Loan, 8.323%, (SOFR + 4.00%), 8/29/25	12,877	12,840,188
Sinclair Television Group, Inc.:
Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,216	6,099,634
Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/1/28	22,846	22,432,052
Univision Communications, Inc.:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,012	7,016,049
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,327	18,168,528
		$ 135,293,101
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan, 20.82%, (3 mo. USD LIBOR + 16.00%), 17.82% cash, 3.00% PIK, 9/16/25	432	$ 435,128
Dynacast International, LLC:
Term Loan, 9.199%, (3 mo. USD LIBOR + 4.50%), 7/22/25	15,298	13,883,096
Term Loan, 13.699%, (3 mo. USD LIBOR + 9.00%), 10/22/25	3,057	2,476,283
PMHC II, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 4/23/29	1,000	880,750
WireCo WorldGroup, Inc., Term Loan, 8.938%, (3 mo. USD LIBOR + 4.25%), 11/13/28	8,780	8,776,137
Zekelman Industries, Inc., Term Loan, 6.729%, (3 mo. USD LIBOR + 2.00%), 1/24/27	15,427	15,363,843
		$ 41,815,237
Oil, Gas & Consumable Fuels — 1.2%
Buckeye Partners, L.P., Term Loan, 6.634%, (1 mo. USD LIBOR + 2.25%), 11/1/26	8,252	$ 8,263,375
Centurion Pipeline Company, LLC:
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,120	3,104,587
Term Loan, 8.57%, (1 mo. USD LIBOR + 4.00%), 9/28/25	1,629	1,621,228
Freeport LNG Investments, LLLP, Term Loan, 8.308%, (3 mo. USD LIBOR + 3.50%), 12/21/28	11,843	11,524,171
GIP II Blue Holding, L.P., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.50%), 9/29/28	15,949	15,980,919
Matador Bidco S.a.r.l., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 10/15/26	32,191	32,078,328
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin, LLC, Term Loan, 7.924%, (3 mo. USD LIBOR + 3.25%), 10/5/28		3,650	$ 3,644,543
Oxbow Carbon, LLC, Term Loan, 8.98%, (3 mo. USD LIBOR + 4.25%), 10/17/25		5,399	5,400,803
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 12.57%, (1 mo. USD LIBOR + 8.00%), 8/27/26		5,729	5,714,832
			$ 87,332,786
Personal Products — 0.0%(7)
Rainbow Finco S.a.r.l., Term Loan, 4.408%, (6 mo. EURIBOR + 3.50%), 2/23/29	EUR	2,925	$ 3,036,819
			$ 3,036,819
Pharmaceuticals — 1.5%
Aenova Holding GmbH, Term Loan, 7.332%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$ 2,942,747
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 5.38%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	13,878,052
Akorn, Inc., Term Loan, 12.254%, (3 mo. USD LIBOR + 7.50%), 10/1/25(4)		2,996	1,539,529
Amneal Pharmaceuticals, LLC, Term Loan, 8.187%, (USD LIBOR + 3.50%), 5/4/25(9)		3,691	3,487,600
Bausch Health Companies, Inc., Term Loan, 9.828%, (SOFR + 5.25%), 2/1/27		18,585	14,370,255
Elanco Animal Health Incorporated, Term Loan, 6.119%, (1 mo. USD LIBOR + 1.75%), 8/1/27		4,923	4,854,486
Horizon Therapeutics USA, Inc.:
Term Loan, 6.313%, (3 mo. USD LIBOR + 1.75%), 3/15/28		6,679	6,691,973
Term Loan, 6.563%, (3 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,815,484
Jazz Financing Lux S.a.r.l., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 5/5/28		7,055	7,056,729
Mallinckrodt International Finance S.A.:
Term Loan, 9.986%, (3 mo. USD LIBOR + 5.25%), 9/30/27		31,619	24,280,856
Term Loan, 10.236%, (3 mo. USD LIBOR + 5.50%), 9/30/27		10,016	7,712,456
PharmaZell GmbH, Term Loan, 6.202%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,921,809
Recipharm AB, Term Loan, 4.995%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	14,010,949
			$ 110,562,925

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 1.9%
AlixPartners, LLP, Term Loan, 5.452%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,463	$ 3,665,132
APFS Staffing Holdings, Inc., Term Loan, 8.639%, (SOFR + 4.00%), 12/29/28		3,697	3,669,335
Blitz 20-487 GmbH, Term Loan, 5.692%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	7,525	7,897,030
CoreLogic, Inc., Term Loan, 8.125%, (1 mo. USD LIBOR + 3.50%), 6/2/28		19,207	16,364,454
Corporation Service Company, Term Loan, 7.911%, (SOFR + 3.25%), 11/2/29		4,896	4,906,404
Deerfield Dakota Holding, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 4/9/27		9,986	9,698,425
EAB Global, Inc., Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 8/16/28		14,504	14,043,463
Employbridge Holding Company, Term Loan, 9.494%, (3 mo. USD LIBOR + 4.75%), 7/19/28		20,757	17,059,865
First Advantage Holdings, LLC, Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,862,297
Neptune Bidco US, Inc., Term Loan, 4/11/29(10)		3,500	3,193,750
Rockwood Service Corporation, Term Loan, 8.82%, (1 mo. USD LIBOR + 4.25%), 1/23/27		5,456	5,467,317
Trans Union, LLC:
Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 12/1/28		41,909	41,865,861
Term Loan, 11/16/26(10)		2,500	2,490,157
Vaco Holdings, LLC, Term Loan, 9.73%, (SOFR + 5.00%), 1/21/29		3,688	3,633,972
			$ 139,817,462
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 8/21/25		12,323	$ 12,293,383
Term Loan, 7.911%, (SOFR + 3.25%), 1/31/30		15,544	15,507,945
RE/MAX International, Inc., Term Loan, 7.125%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,376	16,048,112
			$ 43,849,440
Road & Rail — 2.3%
Avis Budget Car Rental, LLC:
Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 8/6/27		30,477	$ 30,139,786
Term Loan, 8.161%, (SOFR + 3.50%), 3/16/29		4,135	4,136,707
Grab Holdings, Inc., Term Loan, 9.07%, (1 mo. USD LIBOR + 4.50%), 1/29/26		32,489	32,204,554
Hertz Corporation (The):
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 6/30/28		17,247	17,204,644
Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail (continued)
Hertz Corporation (The): (continued)
Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 6/30/28	3,298	$ 3,289,965
Kenan Advantage Group, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/24/26	11,317	11,219,245
Uber Technologies, Inc.:
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 4/4/25	41,217	41,307,501
Term Loan, 8.235%, (3 mo. USD LIBOR + 3.50%), 2/25/27	24,655	24,681,010
XPO Logistics, Inc., Term Loan, 6.134%, (1 mo. USD LIBOR + 1.75%), 2/24/25	4,275	4,269,921
		$ 168,453,333
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc.:
Term Loan, 6.608%, (SOFR + 3.10%), 2/1/29	21,262	$ 20,841,968
Term Loan - Second Lien, 10.512%, (SOFR + 5.60%), 2/1/30	6,650	5,885,250
Bright Bidco B.V., Term Loan, 13.676%, (SOFR + 9.00%), 10/31/27	3,458	3,031,534
Entegris, Inc., Term Loan, 7.576%, (SOFR + 3.00%), 7/6/29	2,500	2,512,695
MACOM Technology Solutions Holdings, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 5/17/24	555	554,805
MaxLinear, Inc., Term Loan, 6.82%, (1 mo. USD LIBOR + 2.25%), 6/23/28	2,955	2,951,663
MKS Instruments, Inc., Term Loan, 7.362%, (SOFR + 2.75%), 8/17/29	29,925	29,962,406
Synaptics Incorporated, Term Loan, 7.399%, (6 mo. USD LIBOR + 2.25%), 12/2/28	2,777	2,772,074
Ultra Clean Holdings, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 8/27/25	2,040	2,047,481
		$ 70,559,876
Software — 14.3%
Applied Systems, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 9/18/26	43,880	$ 43,989,349
AppLovin Corporation, Term Loan, 7.943%, (SOFR + 3.35%), 8/15/25	25,813	25,397,807
Aptean, Inc.:
Term Loan, 8.985%, (3 mo. USD LIBOR + 4.25%), 4/23/26	21,885	20,950,165
Term Loan - Second Lien, 11.735%, (3 mo. USD LIBOR + 7.00%), 4/23/27	6,550	6,124,250
Astra Acquisition Corp.:
Term Loan, 9.82%, (1 mo. USD LIBOR + 5.25%), 10/25/28	10,017	9,014,897

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Astra Acquisition Corp.: (continued)
Term Loan - Second Lien, 13.445%, (1 mo. USD LIBOR + 8.88%), 10/25/29		20,170	$ 17,548,031
Banff Merger Sub, Inc.:
Term Loan, 6.13%, (1 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,923	2,041,105
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/25		12,844	12,633,750
Term Loan - Second Lien, 10.07%, (1 mo. USD LIBOR + 5.50%), 2/27/26		5,191	4,918,651
Cast and Crew Payroll, LLC:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 2/9/26		2,974	2,969,229
Term Loan, 8.311%, (SOFR + 3.75%), 12/29/28		3,146	3,136,513
CDK Global, Inc., Term Loan, 9.08%, (SOFR + 4.50%), 7/6/29		28,975	28,951,965
CentralSquare Technologies, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,504	16,382,374
Ceridian HCM Holding, Inc., Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 4/30/25		9,982	9,953,188
Cloudera, Inc.:
Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/8/28		25,851	24,946,306
Term Loan - Second Lien, 10.57%, (1 mo. USD LIBOR + 6.00%), 10/8/29		8,550	7,499,957
ConnectWise, LLC, Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 9/29/28		9,874	9,540,575
Constant Contact, Inc., Term Loan, 8.806%, (3 mo. USD LIBOR + 4.00%), 2/10/28		10,076	9,351,943
Cornerstone OnDemand, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,582	14,378,521
Delta TopCo, Inc., Term Loan, 8.154%, (3 mo. USD LIBOR + 3.75%), 12/1/27		11,000	10,247,319
E2open, LLC, Term Loan, 7.884%, (1 mo. USD LIBOR + 3.50%), 2/4/28		16,299	16,310,813
ECI Macola Max Holding, LLC, Term Loan, 8.48%, (3 mo. USD LIBOR + 3.75%), 11/9/27		26,855	26,426,650
Epicor Software Corporation, Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 7/30/27		46,405	45,669,901
Finastra USA, Inc.:
Term Loan, 8.325%, (3 mo. USD LIBOR + 3.50%), 6/13/24		50,344	47,488,540
Term Loan - Second Lien, 12.075%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	20,452,865
Fiserv Investment Solutions, Inc., Term Loan, 8.482%, (1 mo. USD LIBOR + 4.00%), 2/18/27		5,852	5,769,532
GoTo Group, Inc., Term Loan, 9.297%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,346	13,709,744
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Hyland Software, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 7/1/24		61,171	$ 61,138,577
Term Loan - Second Lien, 10.82%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,666,875
IGT Holding IV AB:
Term Loan, 5.602%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	6,496,571
Term Loan, 8.38%, (3 mo. USD LIBOR + 3.40%), 3/31/28		4,046	4,035,857
Ivanti Software, Inc.:
Term Loan, 9.011%, (3 mo. USD LIBOR + 4.25%), 12/1/27		11,420	9,509,203
Term Loan - Second Lien, 12.011%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	5,959,688
Magenta Buyer, LLC:
Term Loan, 9.58%, (3 mo. USD LIBOR + 4.75%), 7/27/28		33,295	29,362,332
Term Loan - Second Lien, 13.08%, (3 mo. USD LIBOR + 8.25%), 7/27/29		16,175	12,758,031
Marcel LUX IV S.a.r.l.:
Term Loan, 5.72%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	9,290,224
Term Loan, 7.679%, (SOFR + 3.25%), 3/15/26		11,567	11,538,223
Term Loan, 8.499%, (SOFR + 4.00%), 12/31/27		731	729,501
Maverick Bidco, Inc.:
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,042	10,522,302
Term Loan - Second Lien, 11.575%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,175	2,897,188
McAfee, LLC:
Term Loan, 6.492%, (EURIBOR + 4.00%), 3/1/29(9)	EUR	15,567	16,132,753
Term Loan, 8.184%, (SOFR + 3.75%), 3/1/29		19,903	18,742,285
MH Sub I, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 9/13/24		4,838	4,793,373
Mitnick Corporate Purchaser, Inc., Term Loan, 9.526%, (SOFR + 4.75%), 5/2/29		3,240	3,144,576
N-Able International Holdings II, LLC, Term Loan, 7.735%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,274	1,267,339
NortonLifeLock, Inc., Term Loan, 6.661%, (SOFR + 2.00%), 9/12/29		1,655	1,653,190
Open Text Corporation, Term Loan, 11/16/29(10)		25,250	25,239,471
Panther Commercial Holdings, L.P., Term Loan, 9.075%, (3 mo. USD LIBOR + 4.25%), 1/7/28		21,002	19,671,599
Polaris Newco, LLC:
Term Loan, 6.492%, (1 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,542	8,833,688
Term Loan, 8.73%, (3 mo. USD LIBOR + 4.00%), 6/2/28		12,989	12,362,754

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Proofpoint, Inc., Term Loan, 7.985%, (3 mo. USD LIBOR + 3.25%), 8/31/28	33,751	$ 33,152,216
Quest Software US Holdings, Inc., Term Loan, 9.076%, (SOFR + 4.25%), 2/1/29	21,328	18,381,855
RealPage, Inc., Term Loan, 7.57%, (1 mo. USD LIBOR + 3.00%), 4/24/28	22,304	21,800,768
Red Planet Borrower, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/2/28	15,306	10,224,658
Redstone Holdco 2 L.P., Term Loan, 9.568%, (3 mo. USD LIBOR + 4.75%), 4/27/28	18,880	15,398,923
Sabre GLBL, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/17/27	6,014	5,558,775
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 12/17/27	3,772	3,487,182
Skillsoft Corporation, Term Loan, 9.761%, (SOFR + 5.25%), 7/14/28	10,422	9,016,560
SolarWinds Holdings, Inc., Term Loan, 8.561%, (SOFR + 4.00%), 2/5/27	22,950	23,004,988
Sophia, L.P., Term Loan, 8.23%, (3 mo. USD LIBOR + 3.50%), 10/7/27	23,368	23,054,378
SS&C European Holdings S.a.r.l., Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,044	5,040,557
SS&C Technologies, Inc.:
Term Loan, 6.32%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,740	5,736,099
Term Loan, 6.911%, (SOFR + 2.25%), 3/22/29	3,428	3,427,274
Term Loan, 6.911%, (SOFR + 2.25%), 3/22/29	5,166	5,164,114
SurveyMonkey, Inc., Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 10/10/25	11,409	11,114,468
Turing Midco, LLC, Term Loan, 7.07%, (1 mo. USD LIBOR + 2.50%), 3/24/28	632	630,802
Ultimate Software Group, Inc. (The):
Term Loan, 8.032%, (3 mo. USD LIBOR + 3.25%), 5/4/26	48,417	47,735,958
Term Loan, 8.575%, (3 mo. USD LIBOR + 3.75%), 5/4/26	14,796	14,629,401
Veritas US, Inc., Term Loan, 9.73%, (3 mo. USD LIBOR + 5.00%), 9/1/25	13,759	9,486,562
Vision Solutions, Inc., Term Loan, 8.818%, (3 mo. USD LIBOR + 4.00%), 4/24/28	33,361	29,419,980
VS Buyer, LLC, Term Loan, 9.50%, (USD Prime + 2.00%), 2/28/27	21,409	21,328,765
		$1,050,343,823
Specialty Retail — 2.0%
Belron Finance US, LLC, Term Loan, 7.063%, (3 mo. USD LIBOR + 2.50%), 4/13/28	7,688	$ 7,697,673
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Belron Luxembourg S.a.r.l., Term Loan, 4.232%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	$ 3,835,065
Boels Topholding B.V., Term Loan, 5.071%, (EURIBOR + 3.25%), 2/6/27(9)	EUR	7,750	8,292,715
David's Bridal, Inc.:
Term Loan, 10.83%, (3 mo. USD LIBOR + 7.00%), 12/31/24(4)		4,866	263,254
Term Loan, 14.82%, (3 mo. USD LIBOR + 10.00%), 9.82% cash, 5.00% PIK, 6/23/23(4)		4,014	4,013,539
Great Outdoors Group, LLC, Term Loan, 8.32%, (1 mo. USD LIBOR + 3.75%), 3/6/28		34,547	34,064,885
Harbor Freight Tools USA, Inc., Term Loan, 7.32%, (1 mo. USD LIBOR + 2.75%), 10/19/27		27,925	27,593,282
Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		27,384	27,303,905
LIDS Holdings, Inc., Term Loan, 10.135%, (SOFR + 5.50%), 12/14/26		5,622	5,368,890
Mattress Firm, Inc., Term Loan, 8.44%, (3 mo. USD LIBOR + 4.25%), 9/25/28		15,993	14,633,545
PetSmart, Inc., Term Loan, 8.411%, (SOFR + 3.75%), 2/11/28		12,320	12,252,198
			$ 145,318,951
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.33%, (3 mo. USD LIBOR + 2.50%), 8/28/26		8,911	$ 8,888,697
			$ 8,888,697
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(11)		20,636	$ 2,269,923
Walker & Dunlop, Inc., Term Loan, 6.911%, (SOFR + 2.25%), 12/16/28		12,920	12,854,903
			$ 15,124,826
Trading Companies & Distributors — 3.3%
American Builders & Contractors Supply Co., Inc., Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,406	$ 21,409,940
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 6.236%, (1 mo. USD LIBOR + 1.75%), 1/15/25		26,082	26,158,381
Term Loan, 6.736%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,929	14,972,944
Core & Main, L.P., Term Loan, 7.017%, (1 mo. USD LIBOR + 2.50%), 7/27/28		12,400	12,394,020

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
DXP Enterprises, Inc., Term Loan, 9.955%, (6 mo. USD LIBOR + 5.25%), 12/23/27		7,930	$ 7,640,840
Electro Rent Corporation, Term Loan, 9.904%, (SOFR + 5.50%), 11/1/24		15,719	15,404,544
Hillman Group, Inc. (The):
Term Loan, 3.11%, (1 mo. USD LIBOR + 2.75%), 7/14/28(12)		193	191,877
Term Loan, 7.297%, (1 mo. USD LIBOR + 2.75%), 7/14/28		798	791,863
Park River Holdings, Inc., Term Loan, 8.004%, (3 mo. USD LIBOR + 3.25%), 12/28/27		10,830	9,871,923
Patagonia Bidco Limited, Term Loan, 7.435%, (SONIA + 5.25%), 3/5/29	GBP	20,400	22,084,958
PEARLS (Netherlands) Bidco B.V., Term Loan, 5.992%, (3 mo. EURIBOR + 3.50%), 2/26/29	EUR	6,000	6,348,956
Quimper AB, Term Loan, 5.057%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	25,175	25,641,341
SiteOne Landscape Supply, LLC, Term Loan, 6.57%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,423	3,412,566
Spin Holdco, Inc., Term Loan, 8.765%, (3 mo. USD LIBOR + 4.00%), 3/4/28		47,353	37,622,342
SRS Distribution, Inc.:
Term Loan, 8.07%, (1 mo. USD LIBOR + 3.50%), 6/2/28		14,289	13,816,279
Term Loan, 8.161%, (SOFR + 3.50%), 6/2/28		5,024	4,852,325
TricorBraun Holdings, Inc., Term Loan, 7.82%, (1 mo. USD LIBOR + 3.25%), 3/3/28		827	806,303
White Cap Buyer, LLC, Term Loan, 8.311%, (SOFR + 3.75%), 10/19/27		16,124	16,029,714
			$ 239,451,116
Transportation Infrastructure — 0.2%
Brown Group Holding, LLC:
Term Loan, 7.047%, (1 mo. USD LIBOR + 2.50%), 6/7/28		11,126	$ 11,088,507
Term Loan, 8.394%, (SOFR + 3.75%), 7/2/29		1,072	1,074,100
			$ 12,162,607
Wireless Telecommunication Services — 0.2%
CCI Buyer, Inc., Term Loan, 8.58%, (SOFR + 4.00%), 12/17/27		6,398	$ 6,278,176
Digicel International Finance Limited, Term Loan, 7.797%, (1 mo. USD LIBOR + 3.25%), 5/28/24		14,020	11,922,906
			$ 18,201,082
Total Senior Floating-Rate Loans (identified cost $6,590,803,136)			$6,156,595,719

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	1,791,400	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 12/31/28(4)(5)(6)	51,888	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(13)	72,717,851	$ 72,717,851
Total Short-Term Investments (identified cost $72,717,851)		$ 72,717,851
Total Investments — 97.4% (identified cost $7,730,048,196)		$7,147,919,126
Less Unfunded Loan Commitments — (0.1)%		$ (10,455,472)
Net Investments — 97.3% (identified cost $7,719,592,724)		$7,137,463,654
Other Assets, Less Liabilities — 2.7%		$ 199,260,086
Net Assets — 100.0%		$7,336,723,740
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $816,697,732 or 11.1% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Affiliated company.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Non-income producing security.

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Amount is less than 0.05%.
(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	This Senior Loan will settle after January 31, 2023, at which time the interest rate will be determined.
(11)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2023, the total value of unfunded loan commitments is $8,630,397.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	300,257,062	EUR	280,766,698	Standard Chartered Bank	2/2/23	$ —	$ (4,978,543)
EUR	25,000,000	USD	26,495,712	Standard Chartered Bank	2/28/23	728,981	—
EUR	8,000,000	USD	8,534,984	Standard Chartered Bank	2/28/23	176,918	—
GBP	8,000,000	USD	9,834,968	Standard Chartered Bank	2/28/23	33,441	—
USD	59,894,950	EUR	55,000,000	Bank of America, N.A.	2/28/23	625	—
USD	47,703,736	EUR	43,820,000	Bank of America, N.A.	2/28/23	—	(15,707)
USD	47,691,865	EUR	43,820,000	Bank of America, N.A.	2/28/23	—	(27,577)
USD	59,853,579	EUR	55,000,000	Bank of America, N.A.	2/28/23	—	(40,746)
USD	17,511,182	EUR	16,094,102	Citibank, N.A.	2/28/23	—	(15,097)
USD	34,117,529	EUR	31,357,265	State Street Bank and Trust Company	2/28/23	—	(30,148)
USD	40,530,444	EUR	37,250,000	State Street Bank and Trust Company	2/28/23	—	(34,349)
USD	35,180,462	EUR	33,000,000	State Street Bank and Trust Company	2/28/23	—	(756,133)
USD	56,340,316	GBP	45,446,885	HSBC Bank USA, N.A.	2/28/23	279,261	—
USD	413,754	GBP	333,824	JPMorgan Chase Bank, N.A.	2/28/23	1,965	—
USD	305,475,201	EUR	280,766,698	Standard Chartered Bank	3/2/23	—	(314,357)
EUR	33,000,000	USD	35,252,768	State Street Bank and Trust Company	3/31/23	753,634	—
EUR	15,000,000	USD	16,334,269	State Street Bank and Trust Company	3/31/23	32,277	—
USD	32,050,740	EUR	29,948,323	Bank of America, N.A.	3/31/23	—	(625,968)
USD	32,056,631	EUR	29,948,323	State Street Bank and Trust Company	3/31/23	—	(620,077)
USD	33,129,487	EUR	30,948,155	State Street Bank and Trust Company	3/31/23	—	(638,142)
USD	33,115,799	EUR	30,948,156	State Street Bank and Trust Company	3/31/23	—	(651,830)
USD	68,078,846	EUR	63,747,145	State Street Bank and Trust Company	3/31/23	—	(1,475,861)
USD	70,026,744	EUR	65,580,823	State Street Bank and Trust Company	3/31/23	—	(1,528,696)
USD	35,495,734	EUR	33,046,340	The Toronto-Dominion Bank	3/31/23	—	(561,229)
						$2,007,102	$(12,314,460)

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Investments in Affiliated Companies/Funds
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2023, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $84,223,718, which represents 1.2% of the Portfolio's net assets. Transactions in such companies and funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$8,685,164	$ —	$ —	$ —	$2,820,703	$11,505,867	$ —	2,577
Short-Term Investments
Liquidity Fund, Institutional Class(4)	156,771,808	597,012,576	(681,066,533)	—	—	72,717,851	1,640,433	72,717,851
Total				$ —	$2,820,703	$84,223,718	$1,640,433
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Floating Rate Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 286,244,317	$ —	$ 286,244,317
Common Stocks	12,302,201	16,254,407	16,816,575	45,373,183
Corporate Bonds	—	558,403,891	—	558,403,891
Exchange-Traded Funds	17,930,340	—	—	17,930,340
Preferred Stocks	—	10,653,825	0	10,653,825
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,134,641,839	11,498,408	6,146,140,247
Warrants	—	0	0	0
Short-Term Investments	72,717,851	—	—	72,717,851
Total Investments	$102,950,392	$7,006,198,279	$28,314,983	$7,137,463,654
Forward Foreign Currency Exchange Contracts	$ —	$ 2,007,102	$ —	$ 2,007,102
Total	$102,950,392	$7,008,205,381	$28,314,983	$7,139,470,756
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (12,314,460)	$ —	$ (12,314,460)
Total	$ —	$ (12,314,460)	$ —	$ (12,314,460)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2023 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.